PROPERTY, PLANT AND EQUIPMENT - Other disclosures (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Property, Plant and Equipment
Property, plant and equipment pledged as collateral	R$ 18,894,922		R$ 19,488,481
Property, plant and equipment, interest costs capitalized	R$ 108,972	R$ 18,624
Average monthly rate of interest capitalization	13.18%	12.04%